Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Payroll payable	389,615	1,061,228	152,436
Accrued expenses	1,371,483	2,727,273	391,748
VAT and other tax payable	436,495	1,045,796	150,219
Others	28,074	42,765	6,144
	2,225,667	4,877,062	700,547